RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Related parties:

Name of related parties	Relationship with the Company
PSM-ZJK	An equity investee of the Zhongjinke Shenzhen
ZhongJinKe Fastener CO.,Ltd	Controlled by Jieke Zhu
Shenzhen Qianhaishi Micro Science Co., Ltd	Controlled by Kai Huang
Ning Ding	Chief Executive Officer and a Director of the Company
Kai Huang	Chief Financial Officer and a Director of the Company
Kai Ding	A shareholder of the Company
Dongxin Zhou	A shareholder of the Company
Jieke Zhu	A shareholder of the Company
Minghui Zhu	Father of Jieke Zhu
Huiming Liu	A shareholder of the Company
Chaoyong Xu	A shareholder of the Company

i) Related party balances

Accounts receivable-due from a related party:

	As of
	December 31, 2024	June 30, 2025
Name of related party	$US	$US
		(Unaudited)
PSM ZJK	9,165,068	8,071,413
Total	9,165,068	8,071,413

Other receivables-due from related parties:

		As of
		December 31, 2024	June 30, 2025
		$US	$US
			(Unaudited)
Name of related parties	Nature
Kai Huang	Loan to related parties	68,500	—
Dongxin Zhou	Loan to related parties (1)	—	2,094
Ning Ding	Loan to related parties (1)	—	200,258
PSM-ZJK	Utility bills paid on behalf of related parties (1)	1,097	20,447
Ning Ding	Expenses paid on behalf of related parties (1)	179,246	431,004
Chaoyong Xu	Expenses paid on behalf of related parties (1)	—	37,088
Huiming Liu	Expenses paid on behalf of related parties (1)	—	37,088
Kai Ding	Expenses paid on behalf of related parties (1)	—	11,982
Dongxin Zhou	Expenses paid on behalf of related parties (1)	—	5,451
Jieke Zhu	Expenses paid on behalf of related parties (1)	392	67
Total		249,235	745,479

(1)	The Company expects to collect the loans to Ning Ding and Dongxin Zhou in October 2025, and other receivables due from PSM-ZJK, Ning Ding, Chaoyong Xu, Huiming Liu, Kai Ding, Dongxin Zhou and Jieke Zhu before December 2025, according to the historical collection of other receivables and loans due from related parties.

Other payables-due to related parties:

		As of
		December 31, 2024	June 30, 2025
		$US	$US
			(Unaudited)
Name of related parties	Nature
Ning Ding	Sales Compensation	1,497,596	2,003,851
Kai Huang	Loan from related parties	136,999	139,595
Ning Ding	Expenses paid on behalf of the Company	89,540	—
ZhongJinKe Fastener CO.,Ltd	Expenses paid on behalf of the Company	51,320	—
Jieke Zhu	Expenses paid on behalf of the Company	290	—
Kai Ding	Expenses paid on behalf of the Company	2,430	52,292
Total		1,778,175	2,195,738

ii) Related party transactions:

The Company mainly entered into the following transactions with related parties:

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Related party sales
PSM ZJK	7,721,659	9,549,460

Sales Compensation
Ning Ding	289,522	410,292
Kai Ding	48,122	—

Loan to related parties
Ning Ding	(230,710)	(239,336)
Kai Ding	—	(69,101)
Dongxin Zhou	—	(2,073)

Repayments of loans from related parties
Ning Ding	(138,600)	—
Shenzhen Qianhaishi Micro Science Co., Ltd	(83,160)	—

Collection of loans to related parties
Ning Ding	198,832	41,461
Kai Ding		69,101
Kai Huang		68,474

Rental income
PSM-ZJK	43,106	39,696